Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	$ 991,566	$ 813,167
Unrealized Gains	16,460	14,369
Unrealized Losses	1,282	1,262
Estimated Fair Value	1,006,744	826,274
U.S. Government agencies [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	7,913
Unrealized Gains	102
Unrealized Losses
Estimated Fair Value	8,015
States and political subdivisions-tax exempt [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	16,019	31,552
Unrealized Gains	1,196	2,694
Unrealized Losses		1
Estimated Fair Value	17,215	34,245
States and political subdivisions-taxable [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	509	7,216
Unrealized Gains	64	486
Unrealized Losses
Estimated Fair Value	573	7,702
Marketable equity securities [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	2,731	1,796
Unrealized Gains		11
Unrealized Losses	12
Estimated Fair Value	2,719	1,807
Mortgage-backed securities-residential issued by government sponsored entities [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	959,863	759,565
Unrealized Gains	15,048	11,089
Unrealized Losses	1,058	749
Estimated Fair Value	973,853	769,905
Mortgage-backed securities-residential private label [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost		5,799
Unrealized Gains		57
Unrealized Losses		129
Estimated Fair Value		5,727
Industrial revenue bond [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	3,750	3,750
Unrealized Gains	50
Unrealized Losses
Estimated Fair Value	3,800	3,750
Corporate bonds [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	26	2,934
Unrealized Gains
Unrealized Losses		124
Estimated Fair Value	26	2,810
Trust Preferred Securities [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	250
Unrealized Gains
Unrealized Losses	4
Estimated Fair Value	246
Collateralized Debt Obligations [Member]
Amortized cost and estimated fair value of investment securities available for sale
Amortized Cost	505	555
Unrealized Gains		32
Unrealized Losses	208	259
Estimated Fair Value	$ 297	$ 328